Income taxes - Effective income tax rate reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. Federal income tax			$ (12,482)	$ (38,760)
State income taxes, net			(1,720)	(818)
LLC income not taxed			0	2,376
Loss on acquisitions			0	29,051
Change in valuation allowance			8,811	7,892
Warrant valuation			4,763	19
Tax effect of non-deductible warrant expense			2,000	0
Return to provision adjustment			(1,571)	0
Other			199	240
Total provision	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. Federal income tax			21.00%	21.00%
State income taxes, net			2.90%	0.40%
LLC income not taxed			0.00%	(1.30%)
Loss on acquisitions			0.00%	(15.70%)
Change in valuation allowance			(14.80%)	(4.30%)
Warrant valuation			(8.00%)	0.00%
Tax effect of non-deductible warrant expense			(3.40%)	0.00%
Return to provision adjustment			2.60%	0.00%
Other			(0.30%)	0.10%
Total provision	0.00%	0.00%	0.00%	0.00%